Note 13 - Property, Plant and Equipment - Reconciliation of Changes in Property, Plant, and Equipment (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Statement Line Items [Line Items]
Balance at beginning of period				$ 179,649
Additions*		$ 5,838	$ 6,008	9,436	$ 9,119
Impairments				0	(851)
Balance at end of period		181,027		181,027		$ 179,649
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period				248,124	233,826	233,826
Additions*	[1]			9,436		29,606
Impairments						(908)
Disposals						(33)
Reallocate to assets held for sale						(14,301)
Reallocations between asset classes				0		0
Foreign exchange movement				3		(66)
Balance at end of period		257,563		257,563		248,124
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments						(31)
Foreign exchange movement				3		(41)
Balance at beginning of period				68,475	54,843	54,843
Depreciation				8,058		14,486
Accumulated depreciation for assets reallocated to assets held for sale						(782)
Balance at end of period		76,536		76,536		68,475
Land and buildings [member]
Statement Line Items [Line Items]
Balance at beginning of period				7,324
Balance at end of period		6,767		6,767		7,324
Land and buildings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period				16,686	15,194	15,194
Additions*	[1]			0		0
Impairments						0
Disposals						0
Reallocate to assets held for sale						0
Reallocations between asset classes				0		1,492
Foreign exchange movement				0		0
Balance at end of period		16,686		16,686		16,686
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments						0
Foreign exchange movement				0		0
Balance at beginning of period				9,362	8,350	8,350
Depreciation				557		1,012
Accumulated depreciation for assets reallocated to assets held for sale						0
Balance at end of period		9,919		9,919		9,362
Right-of-use assets [member]
Statement Line Items [Line Items]
Balance at beginning of period				156
Balance at end of period		94		94		156
Right-of-use assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period				501	525	525
Additions*	[1]			0		0
Impairments						0
Disposals						0
Reallocate to assets held for sale						0
Reallocations between asset classes				0		0
Foreign exchange movement				1		(24)
Balance at end of period		502		502		501
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments						0
Foreign exchange movement				1		(9)
Balance at beginning of period				345	230	230
Depreciation				62		124
Accumulated depreciation for assets reallocated to assets held for sale						0
Balance at end of period		408		408		345
Mining assets [member]
Statement Line Items [Line Items]
Balance at beginning of period				100,592
Balance at end of period		110,641		110,641		100,592
Mining assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period				118,398	82,154	82,154
Additions*	[1]			128		0
Impairments						(872)
Disposals						0
Reallocate to assets held for sale						0
Reallocations between asset classes				13,409		37,116
Foreign exchange movement				0		0
Balance at end of period		131,935		131,935		118,398
Mining assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments						(21)
Foreign exchange movement				0		0
Balance at beginning of period				17,806	12,368	12,368
Depreciation				3,488		5,459
Accumulated depreciation for assets reallocated to assets held for sale						0
Balance at end of period		21,294		21,294		17,806
Assets under construction and decommissioning assets [member]
Statement Line Items [Line Items]
Balance at beginning of period	[2]			34,842
Balance at end of period	[2]	31,225		31,225		34,842
Assets under construction and decommissioning assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period				35,628	46,453	46,453
Additions*	[1]			8,841		28,276
Impairments						0
Disposals						0
Reallocate to assets held for sale						0
Reallocations between asset classes				(12,412)		(39,099)
Foreign exchange movement				0		(2)
Balance at end of period		32,057		32,057		35,628
Assets under construction and decommissioning assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments	[2]					0
Foreign exchange movement	[2]			0		0
Balance at beginning of period	[2]			786	693	693
Depreciation				46		93 [2]
Accumulated depreciation for assets reallocated to assets held for sale						0
Balance at end of period	[2]	832		832		786
Plant and equipment [member]
Statement Line Items [Line Items]
Balance at beginning of period				35,625
Balance at end of period		31,356		31,356		35,625
Plant and equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period				71,445	70,485	70,485
Additions*	[1]			429		538
Impairments						(36)
Disposals						(33)
Reallocate to assets held for sale						0
Reallocations between asset classes				(997)		491
Foreign exchange movement				0		0
Balance at end of period		70,877		70,877		71,445
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments						(10)
Foreign exchange movement				0		0
Balance at beginning of period				35,820	29,257	29,257
Depreciation				3,701		6,573
Accumulated depreciation for assets reallocated to assets held for sale						0
Balance at end of period		39,521		39,521		35,820
Fixtures and fittings [member]
Statement Line Items [Line Items]
Balance at beginning of period				606
Balance at end of period		557		557		606
Fixtures and fittings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period				1,861	1,563	1,563
Additions*	[1]			38		335
Impairments						0
Disposals						0
Reallocate to assets held for sale						0
Reallocations between asset classes				0		0
Foreign exchange movement				2		(37)
Balance at end of period		1,901		1,901		1,861
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments						0
Foreign exchange movement				2		(30)
Balance at beginning of period				1,255	1,100	1,100
Depreciation				87		185
Accumulated depreciation for assets reallocated to assets held for sale						0
Balance at end of period		1,344		1,344		1,255
Motor vehicles [member]
Statement Line Items [Line Items]
Balance at beginning of period				504
Balance at end of period		387		387		504
Motor vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period				3,605	3,314	3,314
Additions*	[1]			0		294
Impairments						0
Disposals						0
Reallocate to assets held for sale						0
Reallocations between asset classes				0		0
Foreign exchange movement				0		(3)
Balance at end of period		3,605		3,605		3,605
Motor vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments						0
Foreign exchange movement				0		(2)
Balance at beginning of period				3,101	2,845	2,845
Depreciation				117		258
Accumulated depreciation for assets reallocated to assets held for sale						0
Balance at end of period		3,218		3,218		3,101
Solar plant [member]
Statement Line Items [Line Items]
Balance at beginning of period				0
Balance at end of period		0		0		0
Solar plant [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period	[3]			0	14,138	14,138
Additions*	[1],[3]			0		163
Impairments	[3]					0
Disposals	[3]					0
Reallocate to assets held for sale	[3]					(14,301)
Reallocations between asset classes	[3]			0		0
Foreign exchange movement	[3]			0		0
Balance at end of period	[3]	0		0		0
Solar plant [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments						0
Foreign exchange movement				0		0
Balance at beginning of period				0	$ 0	0
Depreciation				0		782
Accumulated depreciation for assets reallocated to assets held for sale						(782)
Balance at end of period		$ 0		$ 0		$ 0

[1]	Included in additions is the change in estimate for the decommissioning asset of ($868) (2023: $1,962) due to change in the Life of Mine (“LoM”) estimate to 2041.
[2]	Accumulated depreciation and depreciation under Assets under construction and decommissioning assets include depreciation on decommissioning assets.
[3]	The solar plant was fully commissioned on February 2, 2023 and the sale agreement between Caledonia Mining Corporation Plc and Caledonia Mining Services (Private) Limited was concluded for the sale of the solar plant. Depreciation on the solar plant commenced on February 2, 2023 and the power purchase agreement, between Caledonia Mining Services (Private) Limited and Blanket Mine, became effective. From September 28, 2023 the solar plant is classified as held for sale. In December 2022, the Caledonia board approved a proposal for Caledonia Mining Services (Private) Limited (which owns the solar plant) to issue loan notes pursuant to a loan note instrument (“bonds”) up to a value of $12 million. The decision was taken in order to optimise the capital structure of the Group and provide additional debt instruments to the Zimbabwean financial market. Refer to note 21.1 for more information on these loan notes.